Property and equipment, net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property and equipment, net
Property and equipment, gross	¥ 1,777,398,351	$ 254,164,584	¥ 1,641,782,323
Less accumulated depreciation	98,571,734	14,095,570	54,915,306
Less impairment	833,390	119,174	833,390
Property and equipment, net	1,677,993,227	239,949,840	1,586,033,627
Construction in progress
Property and equipment, net
Property and equipment, gross			1,302,148,272
Leasehold improvements
Property and equipment, net
Property and equipment, gross	13,615,929	1,947,052	15,967,920
Office and electronic equipment
Property and equipment, net
Property and equipment, gross	9,951,202	1,423,003	11,704,829
Motor vehicles
Property and equipment, net
Property and equipment, gross	10,553,180	1,509,085	13,402,055
Aircraft
Property and equipment, net
Property and equipment, gross	172,729,570	24,700,000	180,292,710
Buildings
Property and equipment, net
Property and equipment, gross	¥ 1,570,548,470	$ 224,585,444	¥ 118,266,537